Additional information: Condensed balance sheets of the parent company (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Current assets
Other receivables, deposits and prepayments	¥ 71,278	¥ 89,480
Cash and cash equivalents	154,490	101,886	¥ 105,345
Total current assets	264,694	282,967
Total assets	1,047,135	676,539
Equity attributable to owners of the Company
Share capital	469	265
Other reserves.	789,285	95,245
Total (deficit)/equity	590,598	(249,356)	(22,240)	¥ 49,001
Noncurrent liabilities
Convertible redeemable preferred shares		476,112
Convertible note		70,598
Exchangeable note liabilities		185,745
Derivative financial instrument		301
Total non-current liabilities	191,235	754,603
Current liabilities
Accruals, other payables and provisions	58,439	57,992
Total liabilities	456,537	925,895
Total equity and liabilities	1,047,135	676,539
Parent company
Noncurrent assets
Investments in subsidiaries and due from subsidiaries	538,898	458,056
Current assets
Other receivables, deposits and prepayments	504	4,200
Cash and cash equivalents	65,558	26,932	¥ 19,395	¥ 60,248
Total current assets	66,062	31,132
Total assets	604,960	489,188
Equity attributable to owners of the Company
Share capital	428	265
Other reserves.	590,170	(249,621)
Total (deficit)/equity	590,598	(249,356)
Noncurrent liabilities
Convertible redeemable preferred shares		476,112
Convertible note		70,598
Exchangeable note liabilities		185,745
Derivative financial instrument		301
Total non-current liabilities		732,756
Current liabilities
Accruals, other payables and provisions	14,362	5,788
Total liabilities	14,362	738,544
Total equity and liabilities	¥ 604,960	¥ 489,188